Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Sales of goods—third parties	$ 171,058	$ 118,113	$ 59,162
Sales of goods—related parties	9,794	8,074	7,823
Revenue from license and collaboration agreements—third parties	26,444	44,060	12,336
Revenue from research and development services—third parties	355	2,573	3,696
Revenue from research and development services—related parties	8,429	5,383	4,312
Total revenues	216,080	178,203	87,329
Operating expenses
Costs of sales of goods—third parties	(149,132)	(104,859)	(53,477)
Costs of sales of goods—related parties	(7,196)	(5,918)	(5,372)
Research and development expenses	(66,871)	(47,368)	(29,914)
Selling expenses	(17,998)	(10,209)	(4,112)
Administrative expenses	(21,580)	(19,620)	(12,713)
Total operating expenses	(262,777)	(187,974)	(105,588)
Loss from operations	(46,697)	(9,771)	(18,259)
Other income/(expense)
Interest income	502	451	559
Other income	609	386	20
Interest expenses	(1,631)	(1,404)	(1,516)
Other expense	(139)	(202)	(761)
Total other income/(expense)	(659)	(769)	(1,698)
Loss before income taxes and equity in earnings of equity investees	(47,356)	(10,540)	(19,957)
Income tax expense	(4,331)	(1,605)	(1,343)
Equity in earnings of equity investees, net of tax	66,244	22,572	15,180
Net income/(loss) from continuing operations	14,557	10,427	(6,120)
Income from discontinued operation, net of tax			2,034
Net income/(loss)	14,557	10,427	(4,086)
Less: Net income attributable to non ‑ controlling interests	(2,859)	(2,434)	(3,220)
Net income/(loss) attributable to the Company	11,698	7,993	(7,306)
Accretion on redeemable non-controlling interests		(43,001)	(25,510)
Net income/(loss) attributable to ordinary shareholders of the Company	$ 11,698	$ (35,008)	$ (32,816)
Earnings/(losses) per share attributable to ordinary shareholders of the Company - basic (US$ per share)
Continuing operations	$ 0.20	$ (0.64)	$ (0.64)
Discontinued operation			0.02
Earnings/(losses) per share attributable to ordinary shareholders of the Company - diluted (US$ per share)
Continuing operations	$ 0.20	$ (0.64)	(0.64)
Discontinued operation			$ 0.02
Number of shares used in per share calculation—basic	59,715,173	54,659,315	52,563,387
Number of shares used in per share calculation—diluted	59,971,050	54,659,315	52,563,387